Prospectus Investor Class [Member] Shareholder Fees	Oct. 31, 2025 USD ($)
Prospectus-Investor Class | Payden Global Fixed Income Fund | Payden Global Fixed Income Fund (Investor Class)
Prospectus [Line Items]
Shareholder Fee, Other	$ 0